INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The components of income tax expense are as follows:

	Fiscal Year 2023	Fiscal Year 2022		Fiscal Year 2021
	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021
Current tax expense	510	111	366	222
Deferred tax expense	46	—	19	—
Total income tax expense	556	111	385	222
The income taxes differed from the amounts computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Fiscal Year 2023	Fiscal Year 2022		Fiscal Year 2021
	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021
Effect of movement in deferred tax balances	46	—	19	—
Effect of adjustments in respect of current tax in prior periods	—	—	—	(43)
Effect of taxable income in various countries	510	111	366	265
Total tax expense	556	111	385	222

Jurisdictions open to examination

The earliest tax year that remains subject to examination by the major taxable jurisdictions in which we operate is 2017 (Norway and Croatia).